Intangible Assets - Changes (Details) - P3 Health Partners Inc. - USD ($)	1 Months Ended		6 Months Ended	11 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2022	Dec. 02, 2021
Finite-Lived Intangible Assets [Line Items]
Balance at the beginning	$ 835,400,000	$ 2,011,208	$ 835,838,605
Amortization	(6,961,666)	(6,961,666)	(42,285,014)	$ (34,396)
Balance at the end	835,838,605	835,838,605	793,553,591	2,011,208
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Balance at the beginning	684,000,000	2,011,208	678,300,000
Amortization	(5,700,000)		(34,200,000)	(34,396)
Balance at the end	678,300,000	678,300,000	644,100,000	$ 2,011,208
Trademarks
Finite-Lived Intangible Assets [Line Items]
Balance at the beginning	147,700,000		147,369,167
Amortization	(1,230,833)		(7,610,000)
Balance at the end	147,369,167	147,369,167	139,759,167
Provider Contracts
Finite-Lived Intangible Assets [Line Items]
Balance at the beginning			4,700,271
Amortization			(235,014)
Balance at the end	4,700,271	4,700,271	4,465,257
Provider Network
Finite-Lived Intangible Assets [Line Items]
Balance at the beginning	3,700,000		4,769,167
Amortization	(30,833)		(240,000)
Balance at the end	4,769,167	4,769,167	4,529,167
Other
Finite-Lived Intangible Assets [Line Items]
Balance at the beginning			700,000
Balance at the end	$ 700,000	$ 700,000	$ 700,000